UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

February 29, 2008

Fixed income mutual funds

Table of contents

Disclosure of Fund expenses	1

Sector allocations and credit quality breakdowns	5

Statements of net assets	10

Statements of operations	45

Statements of changes in net assets	48

Financial highlights	58

Notes to financial statements	88

About the organization	100

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period September 1, 2007 to February 29, 2008

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2007 to February 29, 2008.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by the 182/366 (to reflect the one-half year period).

Disclosure of Fund expenses

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$979.20	0.75%	$3.69
Class B	1,000.00	976.40	1.50%	7.37
Class C	1,000.00	976.50	1.50%	7.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.13	0.75%	$3.77
Class B	1,000.00	1,017.40	1.50%	7.52
Class C	1,000.00	1,017.40	1.50%	7.52

Delaware Tax-Free California Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$968.10	0.88%	$4.31
Class B	1,000.00	963.70	1.63%	7.96
Class C	1,000.00	964.50	1.63%	7.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.49	0.88%	$4.42
Class B	1,000.00	1,016.76	1.63%	8.17
Class C	1,000.00	1,016.76	1.63%	8.17

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$990.60	0.93%	$4.60
Class B	1,000.00	987.00	1.68%	8.30
Class C	1,000.00	986.90	1.68%	8.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.24	0.93%	$4.67
Class B	1,000.00	1,016.51	1.68%	8.42
Class C	1,000.00	1,016.51	1.68%	8.42

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$990.40	0.85%	$4.21
Class B	1,000.00	986.70	1.60%	7.90
Class C	1,000.00	987.60	1.60%	7.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02

Disclosure of Fund expenses

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/07	2/29/08	Expense Ratio	9/1/07 to 2/29/08
Actual Fund return
Class A	$1,000.00	$997.20	0.85%	$4.22
Class B	1,000.00	992.50	1.60%	7.93
Class C	1,000.00	992.50	1.60%	7.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.64	0.85%	$4.27
Class B	1,000.00	1,016.91	1.60%	8.02
Class C	1,000.00	1,016.91	1.60%	8.02

Sector allocations and credit quality breakdowns
As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Arizona Fund

Sector	Percentage of net assets
Municipal Bonds	97.13%
Corporate Revenue Bonds	2.03%
Education Revenue Bonds	5.82%
Electric Revenue Bonds	2.59%
Escrowed to Maturity Bonds	0.26%
Health Care Revenue Bonds	4.83%
Housing Revenue Bonds	1.87%
Lease Revenue Bonds	12.61%
Local General Obligation Bonds	7.43%
Pre-Refunded Bonds	32.06%
Special Tax Revenue Bonds	6.16%
State General Obligation Bonds	5.58%
Transportation Revenue Bonds	7.31%
Water & Sewer Revenue Bonds	8.58%
Short-Term Investment	1.61%
Total Value of Securities	98.74%
Receivables and Other Assets Net of Liabilities	1.26%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	67.85%
AA	15.87%
A	4.55%
BBB	11.73%
Total	100.00%

Sector allocations and credit quality breakdowns
As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free California Fund

Sector	Percentage of net assets
Municipal Bonds	96.54%
Education Revenue Bonds	11.23%
Electric Revenue Bond	0.91%
Health Care Revenue Bonds	6.46%
Housing Revenue Bonds	6.34%
Lease Revenue Bonds	7.23%
Local General Obligation Bonds	14.63%
Pre-Refunded Bonds	25.12%
Resource Recovery Revenue Bonds	4.28%
Special Tax Revenue Bonds	3.26%
State General Obligation Bonds	8.31%
Transportation Revenue Bonds	5.42%
Water & Sewer Revenue Bonds	3.35%
Short-Term Investments	0.62%
Money Market Instrument	0.51%
Variable Rate Demand Note	0.11%
Total Value of Securities	97.16%
Receivables and Other Assets Net of Liabilities	2.84%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	47.17%
AA	9.55%
A	19.37%
BBB	14.17%
Non Rated	9.74%
Total	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Colorado Fund

Sector	Percentage of net assets
Municipal Bonds	96.66%
Education Revenue Bonds	13.99%
Electric Revenue Bonds	1.93%
Escrowed to Maturity Bonds	2.24%
Health Care Revenue Bonds	12.80%
Housing Revenue Bonds	1.49%
Lease Revenue Bonds	3.95%
Local General Obligation Bonds	15.98%
Pre-Refunded Bonds	32.95%
Special Tax Revenue Bonds	2.96%
State General Obligation Bonds	4.45%
Transportation Revenue Bonds	2.28%
Water & Sewer Revenue Bonds	1.64%
Short-Term Investment	0.29%
Total Value of Securities	96.95%
Receivables and Other Assets Net of Liabilities	3.05%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	39.80%
AA	20.61%
A	10.87%
BBB	17.43%
B	0.74%
Non Rated	10.55%
Total	100.00%

Sector allocations and credit quality breakdowns
As of February 29, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free Idaho Fund

Sector	Percentage of net assets
Municipal Bonds	96.92%
Corporate Revenue Bonds	7.22%
Education Revenue Bonds	11.91%
Escrowed to Maturity Bonds	2.16%
Health Care Revenue Bonds	4.04%
Housing Revenue Bonds	6.80%
Lease Revenue Bonds	7.35%
Local General Obligation Bonds	28.76%
Pre-Refunded Bonds	14.39%
Special Tax Revenue Bonds	4.93%
State General Obligation Bonds	3.66%
Transportation Revenue Bonds	3.10%
Water & Sewer Revenue Bonds	2.60%
Short-Term Investment	0.25%
Total Value of Securities	97.17%
Receivables and Other Assets Net of Liabilities	2.83%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	51.40%
AA	22.18%
A	4.00%
BBB	17.84%
BB	2.85%
Non Rated	1.73%
Total	100.00%

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Tax-Free New York Fund

Sector	Percentage of net assets
Municipal Bonds	96.70%
Corporate Revenue Bonds	6.21%
Education Revenue Bonds	13.17%
Health Care Revenue Bonds	8.67%
Housing Revenue Bonds	1.21%
Lease Revenue Bonds	7.40%
Local General Obligation Bonds	3.43%
Pre-Refunded Bonds	23.46%
Special Tax Revenue Bonds	17.18%
State General Obligation Bonds	0.48%
Transportation Revenue Bonds	12.79%
Water & Sewer Revenue Bonds	2.70%
Short-Term Investment	1.64%
Total Value of Securities	98.34%
Receivables and Other Assets Net of Liabilities	1.66%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	36.89%
AA	29.53%
A	15.31%
BBB	13.86%
BB	0.68%
Non Rated	3.73%
Total	100.00%

Statements of net assets
Delaware Tax-Free Arizona Fund	February 29, 2008 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.13%
Corporate Revenue Bonds – 2.03%
Maricopa County Pollution Control
(Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)	$3,000,000	$2,763,120
		2,763,120
Education Revenue Bonds – 5.82%
Arizona State Board of Regents
(University of Arizona) 5.00% 6/1/21	1,255,000	1,266,546
Arizona State University Certificates of
Participation (Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	3,000,000	2,844,750
Glendale Industrial Development Authority Revenue
(Midwestern University) 5.00% 5/15/31	1,050,000	971,198
Pima County Industrial Development
Authority Educational Revenue
(Tucson Country Day School Project) 5.00% 6/1/37	1,000,000	776,250
South Campus Group Student Housing Revenue
(University of Arizona - South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	1,000,700
Tucson Industrial Development Authority
(University of Arizona - Marshall Foundation)
Series B 5.00% 7/15/27 (AMBAC)	1,000,000	959,200
University of Arizona Certificates of Participation
(University of Arizona Project) Series A
5.125% 6/1/21 (AMBAC)	85,000	85,899
		7,904,543
Electric Revenue Bonds – 2.59%
Energy Management Services (University of Arizona -
Main Campus) 5.25% 7/1/17 (MBIA)	1,500,000	1,582,980
Salt River Project Agricultural Improvement &
Power District Electric System Revenue Series B
5.00% 1/1/31 (MBIA)	2,000,000	1,933,780
		3,516,760
Escrowed to Maturity Bonds – 0.26%
Phoenix Street & Highway User Revenue (Senior Lien)
6.50% 7/1/09 (AMBAC)	350,000	355,086
		355,086

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds – 4.83%
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health)
5.00% 12/1/42	$2,500,000	$2,049,925
Maricopa County Industrial Development Authority
Health Facilities Revenue (Catholic Healthcare West)
Series A 5.50% 7/1/26	1,000,000	990,240
University Medical Center Hospital Revenue
5.00% 7/1/24	800,000	722,760
5.00% 7/1/35	1,000,000	845,140
Yavapai County Industrial Development Authority
Revenue (Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	1,952,880
		6,560,945
Housing Revenue Bonds – 1.87%
Pima County Industrial Development Authority Single
Family Housing Revenue
Series A-1 6.125% 11/1/33
(GNMA) (FNMA) (FHLMC) (AMT)	20,000	20,249
Series B-1 6.10% 5/1/31 (GNMA) (AMT)	50,000	50,612
Yuma Industrial Development Authority Multifamily
Housing Revenue
Series A 6.10% 9/20/19 (GNMA) (AMT)	2,340,000	2,469,074
		2,539,935
Lease Revenue Bonds – 12.61%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,300,000	1,169,870
Marana Municipal Property Facilities Revenue
5.00% 7/1/28 (AMBAC)	575,000	555,726
Maricopa County Industrial Development Authority
Correctional Contract Revenue (Phoenix West Prison)
Series B 5.375% 7/1/22 (ACA)	1,000,000	913,850
Phoenix Industrial Development Authority Lease
Revenue (Capitol Mall II, LLC Project)
5.00% 9/15/28 (AMBAC)	4,000,000	3,758,799
Pinal County Certificates of Participation
5.00% 12/1/29	1,300,000	1,218,009
5.125% 6/1/21 (AMBAC)	4,675,000	4,705,667

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27	$470,000	$436,536
Series D 5.25% 7/1/36	270,000	248,387
Series I 5.25% 7/1/33	495,000	459,043
Salt River Project Arizona Agricultural Improvement
& Power District Certificates of Participation
5.00% 12/1/18 (MBIA)	1,500,000	1,533,960
University of Arizona Certificates of Participation
Series B 5.00% 6/1/31 (AMBAC)	2,250,000	2,125,733
		17,125,580
Local General Obligation Bonds – 7.43%
Chandler 5.00% 7/1/17	1,935,000	2,052,687
Cochise County Unified School District #68 Sierra Vista
7.50% 7/1/10 (FGIC)	1,000,000	1,102,880
Coconino & Yavapai Counties Joint Unified School
District #9 (Sedona Oak Creek Project of 2007)
Series A 4.50% 7/1/18 (FSA)	1,520,000	1,546,357
DC Ranch Community Facilities
5.00% 7/15/27 (AMBAC)	1,000,000	968,580
Flagstaff Aspen Place Sawmill Improvement District
5.00% 1/1/32	1,350,000	1,237,383
fGila County Unified School District #10
(Payson Step Coupon Project of 2006)
Series A 1.00% 7/1/27 (AMBAC)	1,000,000	892,280
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	1,000,000	865,640
Maricopa County Unified School District #41 (Gilbert
School Improvement Projects of 2005 & 2007)
3.25% 7/1/15	1,500,000	1,421,670
		10,087,477
§Pre-Refunded Bonds – 32.06%
Arizona State Board of Regents Certificates of
Participation (University of Arizona - Main Campus)
Series 2000 A-1 5.125% 6/1/25-11 (AMBAC)	1,250,000	1,325,038
Glendale Industrial Development Authority Revenue
(Midwestern University) Series A 5.875% 5/15/31-11	1,000,000	1,089,830

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Mesa Industrial Development Authority
Revenue (Discovery Health Systems) Series A
5.625% 1/1/29-10 (MBIA)	$9,000,000	$9,498,599
Mohave County Community College District Revenue
(State Board of Directors) 6.00% 3/1/20-10 (MBIA)	1,000,000	1,060,220
Phoenix Industrial Development Authority
Lease Revenue (Capitol Mall, LLC Project)
5.50% 9/15/27-10 (AMBAC)	5,000,000	5,311,249
Phoenix Industrial Development Authority Multifamily
Housing Revenue (Ventana Palms Apartments Project)
Series A
6.15% 10/1/29-09 (MBIA)	510,000	546,154
6.20% 10/1/34-09 (MBIA)	940,000	1,007,370
Phoenix Variable Purpose Series B 5.00% 7/1/27-12	2,435,000	2,399,230
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/35-15	750,000	811,373
Puerto Rico Commonwealth Public Improvement Revenue
5.125% 7/1/30-11 (FSA)	770,000	817,678
Series A 5.00% 7/1/27-12	1,000,000	1,066,280
Series A 5.125% 7/1/31-11	1,705,000	1,810,574
Puerto Rico Electric Power Authority Revenue
Series NN 5.00% 7/1/32-13 (MBIA)	1,750,000	1,878,940
Series RR 5.00% 7/1/35-15 (FGIC)	1,545,000	1,671,427
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series D 5.25% 7/1/27-12	1,280,000	1,366,989
Series I 5.25% 7/1/33-14	5,000	5,415
Scottsdale Municipal Property Corporation Excise Tax
Revenue 5.00% 7/1/21-16	1,505,000	1,623,474
Scottsdale Industrial Development Authority Hospital
Revenue (Scottsdale Healthcare) 5.70% 12/1/21-11	500,000	547,105
Southern Arizona Capital Facilities Finance Revenue
(University of Arizona Project)
5.10% 9/1/33-12 (MBIA)	3,250,000	3,486,307
Surprise Municipal Property Excise Tax Revenue
5.70% 7/1/20-09 (FGIC)	3,000,000	3,140,909

Statements of net assets
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
University of Arizona Certificates of Participation
(University of Arizona Parking & Student Housing)
5.75% 6/1/19-09 (AMBAC)	$1,000,000	$1,035,370
(University of Arizona Project)
Series A 5.125% 6/1/21-12 (AMBAC)	915,000	976,177
Series B 5.125% 6/1/22-12 (AMBAC)	1,000,000	1,069,310
		43,545,018
Special Tax Revenue Bonds – 6.16%
Arizona Tourism & Sports Authority Tax Revenue
(Multipurpose Stadium Facilities)
Series A 5.00% 7/1/28 (MBIA)	2,500,000	2,395,150
Arizona State Transportation Board Excise Tax Revenue
(Maricopa County Regional Area Road Foundation)
5.00% 7/1/19	1,500,000	1,551,960
Peoria Municipal Development Authority Transition
Sales Tax (Excise Tax & State Shared Revenue Senior
Lien and Sub Lien) 4.50% 1/1/16 (FGIC)	1,000,000	1,029,240
Phoenix Civic Improvement Transition Excise Tax
Revenue (Light Rail Project) 5.00% 7/1/20 (AMBAC)	2,270,000	2,298,126
ΩPhoenix Civic Improvement Distribution Revenue
(Civic Plaza) Series B 5.50% 7/1/31 (FGIC)	1,500,000	1,089,630
		8,364,106
State General Obligation Bonds – 5.58%
Puerto Rico Commonwealth Public
Improvement Refunding Series A
5.50% 7/1/17	1,765,000	1,829,423
5.50% 7/1/19	1,300,000	1,320,735
Unrefunded Balance Series A
5.125% 7/1/30 (FSA)	480,000	465,984
5.125% 7/1/31	3,370,000	3,076,776
Virgin Islands Public Finance Authority
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	1,000,000	891,930
		7,584,848

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 7.31%
Arizona State Transportation Board Highway Revenue
Series A 5.00% 7/1/23	$1,000,000	$1,003,170
Arizona State Transportation Board Grant Anticipation
Notes 5.00% 7/1/14	500,000	538,745
Phoenix Civic Improvement Airport Revenue Series B
5.25% 7/1/27 (FGIC) (AMT)	1,000,000	941,460
5.25% 7/1/32 (FGIC) (AMT)	3,000,000	2,786,010
Tucson Airport Authority Revenue (Senior Lien)
Series 2001 5.35% 6/1/31 (AMBAC) (AMT)	5,000,000	4,654,000
		9,923,385
Water & Sewer Revenue Bonds – 8.58%
Glendale Water & Sewer Revenue (Senior Lien)
5.00% 7/1/28 (AMBAC)	2,000,000	1,923,320
Phoenix Civic Improvement Corporation
Wastewater Systems Revenue
5.00% 7/1/19	2,750,000	2,836,790
(Junior Lien)
5.00% 7/1/24 (FGIC)	1,000,000	988,930
5.00% 7/1/26 (FGIC)	3,750,000	3,648,788
Scottsdale Water & Sewer Revenue
4.00% 7/1/14	175,000	179,428
4.00% 7/1/15	500,000	508,580
4.00% 7/1/16	375,000	377,366
5.25% 7/1/22	1,150,000	1,197,058
		11,660,260
Total Municipal Bonds (cost $134,303,874)		131,931,063

	Number of shares
Short-Term Investment – 1.61%
Money Market Instrument – 1.61%
Federated Arizona Municipal Cash Trust	2,181,543	2,181,543
Total Short-Term Investment (cost $2,181,543)		2,181,543

Statements of net assets
Delaware Tax-Free Arizona Fund

Total Value of Securities – 98.74% (cost $136,485,417)	$134,112,606
Receivables and Other Assets
Net of Liabilities – 1.26%	1,718,431
Net Assets Applicable to 12,783,763
Shares Outstanding – 100.00%	$135,831,037

Net Asset Value – Delaware Tax-Free Arizona Fund
Class A ($117,640,712 / 11,073,934 Shares)	$10.62
Net Asset Value – Delaware Tax-Free Arizona Fund
Class B ($10,462,309 / 984,159 Shares)	$10.63
Net Asset Value – Delaware Tax-Free Arizona Fund
Class C ($7,728,016 / 725,670 Shares)	$10.65

Components of Net Assets at February 29, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$140,397,883
Accumulated net realized loss on investments	(2,194,035)
Net unrealized depreciation of investments	(2,372,811)
Total net assets	$135,831,037

f	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at February 29, 2008.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Arizona Fund
Net asset value Class A (A)	$10.62
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.12

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of net assets
Delaware Tax-Free California Fund	February 29, 2008 (unaudited)

	Principal amount	Value
Municipal Bonds – 96.54%
Education Revenue Bonds – 11.23%
California Educational Facilities Authority Revenue
(University of the Pacific) 5.25% 5/1/34	$1,000,000	$957,440
(Un-Refunded Balance) 5.75% 11/1/30 (MBIA)	310,000	313,329
(Woodbury University) 5.00% 1/1/36	1,000,000	811,860
California Municipal Finance Authority Educational Revenue
(American Heritage Foundation Project)
Series A 5.25% 6/1/36	1,000,000	820,890
(University Students Co-op Association) 5.00% 4/1/37	1,000,000	808,940
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
Series A 5.50% 11/1/38	1,000,000	853,090
(Viewpoint School Project) 5.75% 10/1/33 (ACA)	1,000,000	912,210
(Windrush School Project) 5.50% 7/1/37	1,000,000	839,460
California Statewide Communities Development
Authority Student Housing Revenue
(East Campus Apartments, LLC)
Series A 5.625% 8/1/34 (ACA)	1,000,000	841,700
(Irvine, LLC-UCI East) 5.00% 5/15/38	1,000,000	836,360
San Diego County Certificates of Participation
(University of San Diego) 5.375% 10/1/41	1,000,000	957,320
University of California Revenue Series L
5.00% 5/15/16	225,000	241,776
5.00% 5/15/19	850,000	887,307
		10,081,682
Electric Revenue Bonds – 0.91%
Chino Basin Regional Financing Authority Revenue
Series A 5.00% 11/1/24 (AMBAC)	845,000	819,836
		819,836
Health Care Revenue Bonds – 6.46%
Association Bay Area Governments Finance Authority
for California Nonprofit Corporations (San Diego
Hospital Association) Series A 6.125% 8/15/20	1,250,000	1,276,325
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series G 5.25% 7/1/23	1,000,000	977,790
(The Episcopal Home) Series A 5.30% 2/1/32 (RADIAN)	1,000,000	939,390
California Infrastructure & Economic Development Bank
Revenue (Kaiser Hospital Associates I, LLC) Series A
5.55% 8/1/31	1,000,000	981,320

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue Series A
(Presbyterian Homes) 4.875% 11/15/36	$1,000,000	$807,340
(Valleycare Health Systems) 5.125% 7/15/31	1,000,000	820,800
		5,802,965
Housing Revenue Bonds – 6.34%
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Citrus Gardens Apartments) Series D-1 5.375% 7/1/32	1,800,000	1,708,614
(Silver Ridge Apartments) Series H 5.80% 8/1/33
(FNMA) (AMT)	1,000,000	1,017,690
Palm Springs Mobile Home Park Revenue (Sahara
Mobile Home Park) Series A 5.75% 5/15/37	1,000,000	935,050
Santa Clara County Multifamily Housing Authority
Revenue (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	1,004,180
Ventura County Area Multifamily Housing Authority
Revenue (Glen Oaks Apartments)
Series A 6.35% 7/20/34 (GNMA)	976,000	1,021,413
		5,686,947
Lease Revenue Bonds – 7.23%
California Public Works Board Lease Revenue
(Department of Corrections)
Series A 5.00% 3/1/27 (AMBAC)	1,000,000	953,970
Series C 5.25% 6/1/28	1,500,000	1,429,755
Franklin-McKinley School District Certificates of
Participation (Financing Project)
Series B 5.00% 9/1/27 (AMBAC)	1,060,000	998,287
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
Series B 5.50% 7/1/35 (AMBAC)	700,000	731,388
San Diego County Certificates of Participation
5.75% 7/1/31 (MBIA)	1,000,000	1,012,910
San Juan Basin Authority (Ground Water Recovery
Project) 5.00% 12/1/34 (AMBAC)	1,000,000	950,840
^San Mateo Union High School District Certificates of
Participation Capital Appreciation (Partnership
Phase I Projects) Series B 5.00% 12/15/43 (AMBAC)	1,000,000	411,220
		6,488,370

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 14.63%
^Anaheim School District Election 2002 Capital
Appreciation 4.58% 8/1/25 (MBIA)	$1,250,000	$440,425
Commerce Joint Powers Financing Authority Revenue
Un-Refunded Balance Series A (Redevelopment
Projects) 5.00% 8/1/28 (RADIAN)	940,000	866,473
Culver City Redevelopment Agency Refunding
(Tax Allocation Redevelopment Project)
Series A 5.00% 11/1/25 (AMBAC)	1,000,000	947,330
Fairfield-Suisun Unified School District Election 2002
5.50% 8/1/28 (MBIA)	500,000	501,850
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	837,420
Grossmont Union High School District Election 2004
5.00% 8/1/23 (MBIA)	1,000,000	1,001,800
Lake Elsinore Public Financing Authority
(Tax Allocation) Series A 5.50% 9/1/30	1,000,000	956,510
Lammersville School District Community
Facilities District #2002 (Mountain House)
5.125% 9/1/35	500,000	407,255
Lawndale Elementary School District
Series B 5.00% 8/1/32 (FSA)	1,000,000	966,840
Los Angeles Unified School District Refunding
Series B 4.75% 7/1/19 (FSA)	1,000,000	1,019,610
Modesto Special Tax Community Facilities District #04-1
Village 2 5.15% 9/1/36 (MBIA)	1,000,000	792,890
Monterey Peninsula Community College District
Election 2002 Series C 4.50% 8/1/19 (FSA)	1,000,000	1,000,280
Poway Redevelopment Agency Tax Allocation
Refunding 5.75% 6/15/33 (MBIA)	270,000	275,519
Poway Unified School District Special Tax Community
Facilities District #6 5.60% 9/1/33	1,000,000	926,620
Roseville Westpark Special Tax Public Community
Facilities District #1 5.25% 9/1/37	500,000	393,730
San Bernardino County Special Tax Community
Facilities District #2002-1 5.90% 9/1/33	2,000,000	1,793,340
		13,127,892

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 25.12%
California Educational Facilities Authority Revenue
(Pepperdine University) Series A 5.50% 8/1/32-09	$1,000,000	$1,037,720
(University of the Pacific) 5.75% 11/1/30-10 (MBIA)	690,000	740,405
California Department of Water Resources Power Supply
Revenue Series A 5.375% 5/1/21-12	2,000,000	2,185,900
California State
5.00% 2/1/33-14	1,000,000	1,074,150
5.00% 2/1/33-14 (MBIA)	1,000,000	1,074,150
Commerce Joint Powers Financing Authority Revenue
(Redevelopment Projects) Series A
5.00% 8/1/28-13 (RADIAN)	60,000	64,479
Golden State Tobacco Securitization Settlement
Revenue (Asset-Backed Senior Notes)
5.50% 6/1/43-13 (RADIAN)	1,000,000	1,078,750
5.625% 6/1/33-13	1,000,000	1,084,650
Oakland Industrial Revenue (1800 Harrison Foundation)
Series B 6.00% 1/1/29-10 (AMBAC)	1,300,000	1,376,999
Poway Redevelopment Agency Tax Allocation
5.75% 6/15/33-10 (MBIA)	1,130,000	1,236,875
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series K 5.00% 7/1/45-15	1,500,000	1,622,745
Puerto Rico Commonwealth Series B 5.00% 7/1/35-16	1,000,000	1,078,720
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	1,000,000	1,096,980
Riverside County Redevelopment Agency Tax Allocation
(Jurupa Valley Project)
5.25% 10/1/35-11 (AMBAC)	1,590,000	1,732,846
San Diego County Certificates of Participation (The
Burnham Institute) 6.25% 9/1/29-09	1,000,000	1,059,420
San Diego Unified School District Series E
5.00% 7/1/28-13 (FSA)	2,000,000	2,000,140
San Francisco Bay Area Transit Financing Authority Sales
Tax Revenue 5.125% 7/1/36-11 (AMBAC)	740,000	787,271
Sequoia Union High School District Election 2001
5.125% 7/1/31-11 (FSA)	1,000,000	1,081,930
Southern California Logistics Airport Authority Tax
Allocation 6.50% 12/1/31-11	1,000,000	1,130,730
		22,544,860

Statements of net assets
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Resource Recovery Revenue Bonds – 4.28%
Salinas Valley Solid Waste Authority Revenue
5.25% 8/1/27 (AMBAC) (AMT)	$2,000,000	$1,922,240
5.25% 8/1/31 (AMBAC) (AMT)	2,000,000	1,916,740
		3,838,980
Special Tax Revenue Bonds – 3.26%
Palm Drive Health Care District Parcel Tax Revenue
5.25% 4/1/30	2,000,000	1,657,000
Puerto Rico Commonwealth Government Development
Bank Senior Notes Series B 5.00% 12/1/15	1,000,000	1,015,270
San Francisco Bay Area Rapid Transit Financing
Authority Tax Revenue Un-Refunded Balance
5.125% 7/1/36 (AMBAC)	260,000	250,029
		2,922,299
State General Obligation Bonds – 8.31%
California State
Refunding 5.00% 8/1/18	1,500,000	1,533,195
Refunding 5.00% 11/1/21	1,500,000	1,479,735
Variable Purposes 5.50% 11/1/33	2,000,000	2,007,560
•California State Veterans Series BJ 5.70% 12/1/32 (AMT)	640,000	628,115
Puerto Rico Commonwealth Public Improvement
Refunding Series A 5.25% 7/1/15	1,750,000	1,807,400
		7,456,005
Transportation Revenue Bonds – 5.42%
Bay Area Toll Authority Bridge Revenue Series F
5.00% 4/1/22	1,000,000	1,007,950
Port of Oakland Revenue Series L 5.375% 11/1/27
(FGIC) (AMT)	1,000,000	941,490
Sacramento County Airport System Revenue Series A
5.00% 7/1/32 (FSA)	1,000,000	963,140
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,003,310
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)	1,000,000	948,930
		4,864,820
Water & Sewer Revenue Bonds – 3.35%
California Department of Water Resources Systems
Revenue (Central Valley Project)
Series X 5.00% 12/1/29 (FGIC)	1,000,000	958,960
Glendale Water Revenue 4.00% 2/1/18 (FSA)	1,120,000	1,088,382

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Metropolitan Water District of Southern California
Waterworks Authority Revenue Series B-1
5.00% 10/1/36 (FGIC)	$1,000,000	$957,450
		3,004,792
Total Municipal Bonds (cost $90,194,181)		86,639,448

	Number of shares
Short-Term Investments – 0.62%
Money Market Instrument – 0.51%
Federated California Municipal Cash Trust	456,185	456,185
		456,185

	Principal amount
•Variable Rate Demand Note – 0.11%
California State Kindergarten (University Public Project)
Series A 3.00% 5/1/34	$100,000	100,000
		100,000
Total Short-Term Investments (cost $556,185)		556,185

Total Value of Securities – 97.16% (cost $90,750,366)		87,195,633
Receivables and Other Assets
Net of Liabilities – 2.84%		2,547,772
Net Assets Applicable to 8,591,656
Shares Outstanding – 100.00%		$89,743,405

Net Asset Value – Delaware Tax-Free California Fund
Class A ($68,777,431 / 6,588,237 Shares)		$10.44
Net Asset Value – Delaware Tax-Free California Fund
Class B ($7,647,006 / 729,553 Shares)		$10.48
Net Asset Value – Delaware Tax-Free California Fund
Class C ($13,318,968 / 1,273,866 Shares)		$10.46

Statements of net assets
Delaware Tax-Free California Fund

Components of Net Assets at February 29, 2008:
Shares of beneficial interest
(unlimited authorization – no par)	$94,575,736
Undistributed net investment income	1,300
Accumulated net realized loss on investments	(1,278,898)
Net unrealized depreciation of investments	(3,554,733)
Total net assets	$89,743,405

^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free California Fund
Net asset value Class A (A)	$10.44
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Colorado Fund	February 29, 2008 (unaudited)

	Principal amount	Value
Municipal Bonds – 96.66%
Education Revenue Bonds – 13.99%
Boulder County Development Revenue
(University Corp. for Atmospheric Research)
5.00% 9/1/33 (MBIA)	$1,000,000	$948,930
5.00% 9/1/35 (AMBAC)	2,000,000	1,894,280
Colorado Educational & Cultural Facilities
Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,250,862
(Johnson & Wales University Project) Series A
5.00% 4/1/28 (XLCA)	1,000,000	931,780
(Liberty Common Charter School Project)
5.125% 12/1/33 (XLCA)	2,740,000	2,577,600
(Montessori Districts Charter School Projects)
6.125% 7/15/32	5,590,000	5,273,047
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	2,014,281
(Renaissance Charter School Project) 6.75% 6/1/29	2,000,000	1,786,220
(University of Northern Colorado Student
Housing Project) 5.125% 7/1/37 (MBIA)	7,500,000	7,186,874
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (XLCA)	1,960,000	1,870,487
Colorado School Mines Auxiliary Facilities Revenue
5.00% 12/1/37 (AMBAC)	425,000	401,132
University of Colorado Enterprise System Revenue Series A
5.00% 6/1/30 (AMBAC)	3,155,000	3,035,899
5.375% 6/1/26	1,000,000	1,003,610
University of Puerto Rico Revenue Series Q 5.00% 6/1/36	3,750,000	3,359,100
		34,534,102
Electric Revenue Bonds – 1.93%
Colorado Springs Utilities Revenue Series A
5.00% 11/15/29	5,000,000	4,764,100
		4,764,100
Escrowed to Maturity Bonds – 2.24%
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.50% 3/1/32	5,000,000	5,071,600
Galleria Metropolitan District 7.25% 12/1/09	445,000	463,761
		5,535,361
Health Care Revenue Bonds – 12.80%
Colorado Health Facilities Authority Revenue
•(Adventist Health Project) Series D 5.25% 11/15/35	2,000,000	1,842,600
(Catholic Health Initiatives) Series A 4.75% 9/1/40	1,000,000	866,480

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Christian Living Community Project) Series A
5.75% 1/1/37	$1,500,000	$1,289,325
(Covenant Retirement Communities) Series A
5.50% 12/1/33 (RADIAN)	5,000,000	4,717,400
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,725,840
Series A 5.25% 6/1/34	2,750,000	2,472,113
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	926,230
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,099,049
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,382,322
Delta County Memorial Hospital District Enterprise
Revenue 5.35% 9/1/17	4,000,000	3,967,680
Denver Health & Hospital Authority Health Care Revenue
Series A 4.75% 12/1/36	2,500,000	1,966,000
Mesa County Residential Care Facilities Mortgage
Revenue (Hilltop Community Resources)
Series A 5.375% 12/1/28 (RADIAN)	2,000,000	1,909,600
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37	1,690,000	1,426,073
		31,590,712
Housing Revenue Bonds – 1.49%
Colorado Housing & Finance Authority
(Multifamily Housing Insured Mortgage)
Series A-3 6.25% 10/1/26 (FHA)	140,000	142,649
Series C-3 6.15% 10/1/41	1,590,000	1,603,674
Denver City & County Multifamily Federal Housing
Authority Revenue (Insured Mortgage Loan - Garden
Court) 5.40% 7/1/39 (FHA)	2,000,000	1,932,480
		3,678,803
Lease Revenue Bonds – 3.95%
Colorado Educational & Cultural National Conference of
State Legislatures Office Building Facilities
Authority Revenue 5.25% 6/1/21	2,000,000	2,001,020
@Conejos & Alamosa Counties School District #11J
Certificates of Participation 6.50% 4/1/11	820,000	821,099

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
El Paso County Certificates of Participation
(Detention Facilities Project) Series B
5.00% 12/1/27 (AMBAC)	$1,500,000	$1,445,175
Fremont County Certificates of Participation Refunding &
Improvement Series A 5.25% 12/15/24 (MBIA)	3,045,000	3,067,411
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,475,000	1,367,856
Series M-2 5.50% 7/1/35 (AMBAC)	1,000,000	1,044,840
		9,747,401
Local General Obligation Bonds – 15.98%
Arapahoe County Water & Wastewater Public
Improvement District Revenue Series A
5.125% 12/1/32 (MBIA)	4,500,000	4,373,595
Denver City & County Justice System
5.50% 8/1/16	5,000,000	5,556,200
(Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,054,445
Denver West Metropolitan District
5.00% 12/1/33 (RADIAN)	1,400,000	1,247,638
Douglas County School District #1 (Douglas & Elbert
Counties) Series B 5.125% 12/15/25 (FSA)	2,000,000	2,003,640
El Paso County School District #2 (Harrison)
5.00% 12/1/27 (MBIA)	2,115,000	2,047,764
Garfield County School District #2 5.00% 12/1/25 (FSA)	3,280,000	3,257,211
Grand County School District #2 (East Grand)
5.25% 12/1/25 (FSA)	2,485,000	2,516,982
La Plata County School District #9-R (Durango)
5.125% 11/1/24 (MBIA)	1,000,000	1,005,060
Loveland Special Improvements District #1 7.50% 7/1/29	5,540,000	6,142,587
Meridian Metropolitan District Series A
5.00% 12/1/31 (RADIAN)	5,750,000	5,133,140
North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,069,035
District #2 5.50% 12/15/37	1,200,000	962,640
Saddle Rock Metropolitan District
5.35% 12/1/31 (RADIAN)	1,580,000	1,475,293

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Sand Creek Metropolitan District Refunding &
Improvement 5.00% 12/1/31 (XLCA)	$500,000	$452,300
Weld County School District #4 5.00% 12/1/19 (FSA)	1,085,000	1,132,783
		39,430,313
§Pre-Refunded Bonds – 32.95%
Aurora Certificates of Participation
5.50% 12/1/30-10 (AMBAC)	8,000,000	8,528,720
Boulder County Hospital Revenue (Development
Longmont United Hospital Project)
6.00% 12/1/30-10 (RADIAN)	5,000,000	5,390,600
Burlingame Multifamily Housing Revenue Series A
6.00% 11/1/29-09 (MBIA)	1,250,000	1,326,675
Colorado Educational & Cultural Facilities
Authority Revenue
(Core Knowledge Charter School Project)
7.00% 11/1/29-09	1,000,000	1,067,160
(Littleton Academy Charter School Project)
6.125% 1/15/31-12	2,000,000	2,198,100
(Pinnacle Charter School Project) 6.00% 12/1/21-11	1,750,000	1,919,715
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,236,760
(University of Denver Project)
5.375% 3/1/23-11 (AMBAC)	2,000,000	2,128,960
Series A 5.00% 3/1/27-12 (MBIA)	5,000,000	5,310,300
Colorado School Mines Auxiliary Facilities
5.00% 12/1/37-12 (AMBAC)	2,705,000	2,899,192
Colorado Springs Revenue (Colorado College Project)
5.375% 6/1/32-09	2,570,000	2,677,143
Denver Health & Hospital Authority Health Care Revenue
Series A 5.375% 12/1/28-08 (ACA)	2,770,000	2,855,510
E-470 Public Highway Authority Revenue Series A
5.75% 9/1/35-10 (MBIA)	3,100,000	3,354,138
El Paso County Certificates of Participation
(Judicial Building Project) Series A
5.00% 12/1/27-12 (AMBAC)	2,000,000	2,130,000
El Paso County School District #49 (Falcon) 5.50%
12/1/21-11 (FGIC)	3,580,000	3,872,307
Fremont County School District #1 (Canon City)
5.00% 12/1/24-13 (MBIA)	1,735,000	1,876,750

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Garfield Pitkin & Eagle County School District #1
(Roaring Fork) Series A 5.00% 12/15/27-14 (FSA)	$1,500,000	$1,621,560
Lincoln Park Metropolitan District 7.75% 12/1/26-11	2,500,000	2,551,075
North Range Metropolitan District #1 7.25% 12/15/31-11	3,390,000	3,829,920
Northwest Parkway Public Highway Authority Revenue
Series A 5.25% 6/15/41-11 (FSA)	11,100,000	11,947,041
Pueblo County Certificates of Participation
6.50% 12/1/24-10	5,460,000	5,958,170
Puerto Rico Commonwealth
Series A 5.25% 7/1/30-16	1,235,000	1,352,189
Series B 5.00% 7/1/35-16	310,000	334,403
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I
5.25% 7/1/33-14	25,000	27,075
University of Colorado Hospital Authority Revenue
Series A 5.60% 11/15/31-11	3,650,000	3,936,124
		81,329,587
Special Tax Revenue Bonds – 2.96%
Baptist Road Rural Transportation Authority Sales &
Use Tax Revenue 5.00% 12/1/26	2,000,000	1,584,700
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	867,911
5.35% 12/1/31	720,000	646,416
Puerto Rico Commonwealth Government
Development Bank (Senior Notes) Series B
5.00% 12/1/15	1,000,000	1,015,270
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series B 5.00% 7/1/46	1,200,000	1,047,936
Regional Transportation District Sales Tax Revenue
Series A 5.25% 11/1/18	2,000,000	2,142,540
		7,304,773
State General Obligation Bonds – 4.45%
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	765,000	709,912
Series B 5.00% 7/1/35	190,000	170,704

Statements of net assets
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	$1,650,000	$1,704,120
5.25% 7/1/21	4,000,000	3,887,640
5.50% 7/1/18	1,650,000	1,699,731
Puerto Rico Government Development Bank (Senior
Notes) Series B 5.00% 12/1/14	1,000,000	1,025,210
Virgin Islands Public Finance Authority Revenue
(Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	2,000,000	1,783,860
		10,981,177
Transportation Revenue Bonds – 2.28%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (FGIC)	2,000,000	1,894,280
Series B 5.00% 11/15/33 (XLCA)	4,000,000	3,741,800
		5,636,080
Water & Sewer Revenue Bonds – 1.64%
Pueblo Board of Waterworks Revenue 5.00% 11/1/21 (FSA)	1,000,000	1,015,210
Ute Utility Water Conservancy District Revenue
5.75% 6/15/20 (MBIA)	2,900,000	3,040,070
		4,055,280
Total Municipal Bonds (cost $239,153,765)		238,587,689

Short-Term Investment – 0.29%
•Variable Rate Demand Note – 0.29%
Colorado Housing & Finance Authority Single Family
Mortgage Class I-B-2 3.25% 5/1/34	700,000	700,000
Total Short-Term Investment (cost $700,000)		700,000

Total Value of Securities – 96.95% (cost $239,853,765)		239,287,689
Receivables and Other Assets
Net of Liabilities – 3.05%		7,534,525
Net Assets Applicable to 23,715,958
Shares Outstanding – 100.00%		$246,822,214

Net Asset Value – Delaware Tax-Free Colorado Fund
Class A ($232,850,853 / 22,375,733 Shares)	$10.41
Net Asset Value – Delaware Tax-Free Colorado Fund
Class B ($4,479,337 / 430,152 Shares)	$10.41
Net Asset Value – Delaware Tax-Free Colorado Fund
Class C ($9,492,024 / 910,073 Shares)	$10.43

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization - no par)	$255,312,421
Undistributed net investment income	1,649
Accumulated net realized loss on investments	(7,925,780)
Net unrealized depreciation of investments	(566,076)
Total net assets	$246,822,214

•	Variable rate security. The rate shown is the rate as of February 29, 2008.

@	Illiquid security. At February 29, 2008, the aggregate amount of illiquid securities was $821,099, which represented 0.33% of the Fund's net assets. See Note 8 in “Notes to financial statements.”

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

Statements of net assets
Delaware Tax-Free Colorado Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Colorado Fund
Net asset value Class A (A)	$10.41
Sales charge (4.50% of offering price) (B)	0.49
Offering price	$10.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free Idaho Fund	February 29, 2008 (unaudited)

	Principal amount	Value
Municipal Bonds – 96.92%
Corporate Revenue Bonds – 7.22%
Meridian Economic Industrial Development Revenue
(Hi-Micro Project) 5.85% 8/15/11 (AMT)	$1,250,000	$1,252,063
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	2,535,000	2,343,937
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,470,817
		6,066,817
Education Revenue Bonds – 11.91%
Boise State University Revenue
5.00% 4/1/17 (AMBAC)	500,000	518,370
5.375% 4/1/22 (FGIC)	15,000	15,161
Series A 4.25% 4/1/32 (MBIA)	1,500,000	1,289,250
Series A 5.00% 4/1/18 (FGIC)	1,500,000	1,536,285
Idaho State University Revenue Refunding & Improvement
5.00% 4/1/20 (FSA)	1,130,000	1,147,436
5.00% 4/1/23 (FSA)	2,115,000	2,120,562
North Idaho College Dormitory Housing
Certificates of Participation 6.45% 10/1/16	1,000,000	1,001,180
University of Idaho
(General Refunding) Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,154,715
Series B 4.50% 4/1/41 (FSA)	1,000,000	1,001,980
University of Puerto Rico Series Q 5.00% 6/1/36	250,000	223,940
		10,008,879
Escrowed to Maturity Bonds – 2.16%
Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Series A 5.375% 10/1/24	1,750,000	1,811,880
		1,811,880
Health Care Revenue Bonds – 4.04%
Idaho Health Facilities Authority Hospital Revenue
(Idaho Elks Rehabilitation Hospital Project)
5.30% 7/15/18	625,000	616,144
5.45% 7/15/23	2,000,000	1,910,860
Idaho Health Facilities Authority Revenue
(Portneuf Medical Center Project)
Series A 5.00% 9/1/35 (RADIAN)	1,000,000	866,110
		3,393,114

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 6.80%
Idaho Housing Agency Single Family Mortgage Revenue
Series A 6.05% 7/1/13 (AMBAC) (FHA) (VA) (AMT)	$35,000	$35,784
Series A 6.10% 7/1/16 (FHA) (VA) (AMT)	45,000	46,053
Series A-1 6.85% 7/1/12 (AMT)	5,000	5,085
Series B 6.45% 7/1/15 (AMT)	15,000	15,197
Series C-2 6.35% 7/1/15 (AMT)	15,000	15,013
Series E 6.35% 7/1/15 (FHA) (AMT)	40,000	40,038
Series E-1 6.60% 7/1/11	5,000	5,079
Series G-2 6.15% 7/1/15 (FHA) (VA) (AMT)	145,000	146,775
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series B Class I 5.00% 7/1/37 (AMT)	1,000,000	889,050
Series C Class III 5.35% 1/1/25 (AMT)	300,000	283,278
Series D Class III 5.45% 7/1/23 (AMT)	1,075,000	1,037,031
Series E Class III 4.875% 1/1/26 (AMT)	1,445,000	1,309,474
Series E Class III 5.00% 1/1/28 (AMT)	1,000,000	945,190
Series I Class I 5.45% 1/1/39 (MBIA) (AMT)	1,000,000	938,350
		5,711,397
Lease Revenue Bonds – 7.35%
Blaine School District #61 Certificate of Participation
5.00% 7/30/10 (AMBAC)	750,000	777,698
Boise City Certificate of Participation
5.375% 9/1/20 (FGIC) (AMT)	2,100,000	2,092,818
Boise City Revenue Series A 5.375% 12/1/31 (MBIA)	500,000	497,630
Idaho State Building Authority Revenue
Series A 5.00% 9/1/21 (MBIA)	1,150,000	1,150,874
Series A 5.00% 9/1/43 (XLCA)	1,000,000	898,060
Series B 5.00% 9/1/21 (MBIA)	750,000	753,705
		6,170,785
Local General Obligation Bonds – 28.76%
Ada & Canyon Counties Joint School District #2 Meridian
(School Board Guaranteed Program)
4.75% 2/15/20	1,000,000	1,012,340
5.00% 7/30/20	2,155,000	2,184,307
5.125% 7/30/19	1,005,000	1,035,321
5.50% 7/30/16	1,305,000	1,449,137
Bannock County School District #025
(Pocatello Idaho School Board Guaranteed Program)
5.00% 8/15/15	1,040,000	1,116,128
5.00% 8/15/16	1,100,000	1,170,114

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Boise City Independent School District 5.00% 8/1/24 (FSA)	$1,500,000	$1,503,300
Boise Urban Renewal Agency Parking Revenue
(Tax Increment)
Series A 6.125% 9/1/15	1,460,000	1,470,921
Series B 6.125% 9/1/15	1,195,000	1,203,939
Bonner County Local Improvement District #93-1
6.50% 4/30/08	110,000	110,485
6.50% 4/30/10	60,000	60,216
Canyon County School District #132 (Caldwell)
5.00% 7/30/15 (FGIC)	2,000,000	2,137,560
Series A 5.00% 9/15/22 (FSA)	1,725,000	1,753,583
Series A 5.00% 9/15/23 (FSA)	1,810,000	1,827,032
Coeur D’Alene Local Improvement District #6
Series 1995 6.00% 7/1/09	85,000	85,813
Series 1996 6.05% 7/1/10	90,000	90,787
Series 1997 6.10% 7/1/12	40,000	40,294
Series 1998 6.10% 7/1/14	45,000	45,281
Lemhi County 5.20% 8/1/27 (FSA)	2,145,000	2,139,701
Nampa Idaho 5.00% 8/1/21 (FGIC)	2,475,000	2,508,585
Power & Cassia Counties Joint School District #381
(American Falls) 5.00% 8/1/17	1,155,000	1,211,410
		24,156,254
§Pre-Refunded Bonds – 14.39%
Boise State University Revenue Refunding & Improvement
5.125% 4/1/31-12 (FGIC)	1,000,000	1,067,860
5.375% 4/1/22-12 (FGIC)	985,000	1,061,180
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue
Series D 5.25% 7/1/38-12	1,000,000	1,074,210
Series G 5.00% 7/1/33-13	1,310,000	1,410,490
Series Y 5.00% 7/1/36-16	1,250,000	1,348,400
Puerto Rico Commonwealth Public Improvement Revenue
Series A 5.125% 7/1/31-11	1,010,000	1,072,539
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	1,000,000	1,084,960
Series NN 5.125% 7/1/29-13	500,000	541,385
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series I 5.50% 7/1/23-14	1,000,000	1,096,980

Statements of net assets
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
University of Idaho Revenue (Student Fee Housing
Improvements Project) 5.25% 4/1/31-11 (FGIC)	$2,195,000	$2,330,607
		12,088,611
Special Tax Revenue Bonds – 4.93%
Idaho Board Bank Authority Revenue Series B
4.125% 9/15/36 (MBIA)	755,000	611,731
5.00% 9/15/30 (MBIA)	725,000	711,522
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series W 5.50% 7/1/15	175,000	186,184
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	1,000,000	901,851
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) Series A
5.25% 10/1/20	500,000	489,835
5.25% 10/1/21	500,000	483,710
5.25% 10/1/24	800,000	755,512
		4,140,345
State General Obligation Bonds – 3.66%
Puerto Rico Commonwealth Public Improvement
(Unrefunded Balance) Series A 5.125% 7/1/31	2,315,000	2,113,572
Series A 5.25% 7/1/22	1,000,000	961,920
		3,075,492
Transportation Revenue Bonds – 3.10%
Idaho Housing & Finance Association Highway Trust
5.00% 7/15/24 (MBIA)	2,000,000	1,982,240
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series G 5.00% 7/1/33	690,000	618,813
		2,601,053
Water & Sewer Revenue Bonds – 2.60%
Moscow Sewer Revenue 5.00% 11/1/22 (FSA)	2,175,000	2,187,441
		2,187,441
Total Municipal Bonds (cost $82,870,398)		81,412,068

	Number of shares	Value
Short-Term Investment – 0.25%
Money Market Instrument – 0.25%
Dreyfus Cash Management Fund	214,410	$214,410
Total Short-Term Investment (cost $214,410)		214,410

Total Value of Securities – 97.17% (cost $83,084,808)		81,626,478
Receivables and Other Assets
Net of Liabilities – 2.83%		2,373,704
Net Assets Applicable to 7,676,270
Shares Outstanding – 100.00%		$84,000,182

Net Asset Value – Delaware Tax-Free Idaho Fund
Class A ($67,741,016 / 6,189,206 Shares)		$10.95
Net Asset Value – Delaware Tax-Free Idaho Fund
Class B ($5,323,193 / 487,214 Shares)		$10.93
Net Asset Value – Delaware Tax-Free Idaho Fund
Class C ($10,935,973 / 999,850 Shares)		$10.94

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$85,773,213
Distributions in excess of net investment income		(11,301)
Accumulated net realized loss on investments		(303,400)
Net unrealized depreciation of investments		(1,458,330)
Total net assets		$84,000,182

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration
XLCA – Insured by XL Capital Assurance

Statements of net assets
Delaware Tax-Free Idaho Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Idaho Fund
Net asset value Class A (A)	$10.95
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.47

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See current prospectus for purchases of $100,000 or more.

See accompanying notes

Delaware Tax-Free New York Fund	February 29, 2008 (unaudited)

Principal amount		Value
Municipal Bonds – 96.70%
Corporate Revenue Bonds – 6.21%
New York City Industrial Development Agency Revenue
(Brooklyn Navy Yard Cogen Partners)
5.75% 10/1/36 (AMT)	$450,000	$402,125
New York Energy Research & Development Authority
Pollution Control Revenue (Central Hudson Gas)
Series A 5.45% 8/1/27 (AMBAC)	500,000	501,210
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	231,830
		1,135,165
Education Revenue Bonds – 13.17%
Albany Industrial Development Agency Civic Facilities
Revenue (Brighter Choice Charter School)
Series A 5.00% 4/1/37	250,000	195,485
Amherst Industrial Development Agency Civic Facilities
Revenue (UBF Faculty Student Housing)
Series A 5.75% 8/1/30 (AMBAC)	200,000	202,790
Dutchess County Industrial Development
Agency (Marist College) 5.00% 7/1/20	500,000	501,125
New York City Industrial Development Agency Civic
Facilities Revenue (Vaughn College Aeronautics)
Series B 5.25% 12/1/36	150,000	122,157
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 7/1/23	500,000	501,360
ΔNon-State Supported Debt (University of Rochester)
Series A 4.375% 7/1/20	250,000	205,505
(Pratt Institute) 6.00% 7/1/20 (RADIAN)	500,000	509,134
Series B 7.50% 5/15/11	155,000	169,466
		2,407,022
Health Care Revenue Bonds – 8.67%
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project)
5.50% 8/1/33	200,000	170,122

Statements of net assets
Delaware Tax-Free New York Fund

Principal amount		Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
New York Dormitory Authority Revenue
(Chapel Oaks) 5.45% 7/1/26 (LOC, Allied Irish Bank)	$450,000	$450,455
(Mental Health) Series D 5.90% 2/15/12	25,000	25,308
(Millard Fillmore Hospital) 5.375% 2/1/32 (AMBAC) (FHA)	450,000	447,881
(Winthrop South Nassau Hospital) Series B 5.50% 7/1/23	500,000	490,324
		1,584,090
Housing Revenue Bonds – 1.21%
New York City Multifamily Housing
Development Housing Revenue
Series G-1 4.875% 11/1/39 (AMT)	250,000	220,560
		220,560
Lease Revenue Bonds – 7.40%
Battery Park City Authority Revenue
Series A 5.00% 11/1/26	250,000	250,473
Nassau County Tobacco Settlement (Asset-Backed)
Series A-3 5.125% 6/1/46	125,000	110,430
New York Urban Development Correctional & Youth
Facilities Services Contract Revenue
Series A 5.50% 1/1/17	250,000	263,630
Tobacco Settlement Financing Authority Revenue
(Asset-Backed) Series B-1C
5.50% 6/1/20	200,00	208,114
5.50% 6/1/21	500,000	519,105
		1,351,752
Local General Obligation Bonds – 3.43%
New York City
Series D 5.00% 11/1/34	125,000	118,355
Subordinated series C-1 5.00% 10/1/19	500,000	509,325
		627,680
§Pre-Refunded Bonds – 23.46%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25-11	280,000	304,475
Metropolitan Transportation Authority
Revenue (Dedicated Tax)
Series A 6.125% 4/1/17-10 (FGIC)	1,000,000	1,064,979
New York City Series J 5.25% 6/1/28-13	310,000	337,215
New York Dormitory Authority Revenue
(North Shore Long Island Jewish Group Project)
5.50% 5/1/33-13	500,000	548,770
Series B 7.50% 5/15/11-09	130,000	139,876

Principal amount		Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series Y 5.50% 7/1/36-16	$475,000	$529,169
Puerto Rico Commonwealth
Series B 5.25% 7/1/32-16	155,000	169,708
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	500,000	542,480
Series NN 5.125% 7/1/29-13	600,000	649,662
		4,286,334
Special Tax Revenue Bonds – 17.18%
New York City Transitional Finance Authority Revenue
(Subordinate Future Tax Secured)
Series B 5.00% 11/1/18	500,000	526,150
New York Dormitory Authority State
Personal Income Tax Revenue
Series C 5.00% 3/15/15	250,000	268,768
New York Dormitory Authority State Supported Debt
Revenue (Consolidated Services Contract)
5.00% 7/1/17 (FSA)	500,000	533,994
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	503,585
New York Urban Development State
Personal Income Tax
Series A-1 5.00% 12/15/22	250,000	252,685
Puerto Rico Commonwealth Infrastructure
Financing Authority Revenue
Series B 5.00% 7/1/15	250,000	256,860
Puerto Rico Sales Tax Financing Revenue
Series A 5.25% 8/1/57	325,000	293,101
Schenectady Metroplex Development Authority Revenue
Series A 5.375% 12/15/21	500,000	504,050
		3,139,193
State General Obligation Bonds – 0.48%
Puerto Rico Commonwealth
Series B 5.25% 7/1/32	95,000	88,341
		88,341

Statements of net assets
Delaware Tax-Free New York Fund

Principal amount		Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 12.79%
Albany Parking Authority Revenue
Series A 5.625% 7/15/25	$220,000	$219,864
Metropolitan Transportation Authority Revenue
Series A 5.00% 11/15/27	200,000	210,140
Series F 5.00% 11/15/15	150,000	158,565
New York City Industrial Development Agency Special
Airport Facilities (JFK Airis Project)
Series A 5.50% 7/1/28 (AMT)	500,000	437,350
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/14 (MBIA)	500,000	537,090
5.00% 1/1/15 (MBIA)	250,000	268,530
Onondaga County Industrial Development Authority
Revenue (Subordinated Air Cargo Project)
7.25% 1/1/32 (AMT)	500,000	506,010
		2,337,549
Water & Sewer Revenue Bonds – 2.70%
New York City Municipal Finance Authority
Water & Sewer System Revenue
Series A 5.125% 6/15/34	500,000	493,210
		493,210
Total Municipal Bonds (cost $17,668,126)		17,670,896

Short-Term Investment – 1.64%
•Variable Rate Demand Notes – 1.64%
New York City Municipal Finance Authority
Water & Sewer System Revenue
Series F-1 3.05% 2/1/18	300,000	300,000
Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 98.34% (cost $17,968,126)		17,970,896
Receivables and Other Assets
Net of Liabilities – 1.66%		302,983
Net Assets Applicable to 1,816,202
Shares Outstanding – 100.00%		$18,273,879

Net Asset Value – Delaware Tax-Free New York Fund
Class A ($14,459,011 / 1,436,375 Shares)	$10.07
Net Asset Value – Delaware Tax-Free New York Fund
Class B ($1,664,909 / 165,762 Shares)	$10.04
Net Asset Value – Delaware Tax-Free New York Fund
Class C ($2,149,959 / 214,065 Shares)	$10.04

Components of Net Assets at February 29, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$18,470,970
Distributions in excess of net investment income	(1,752)
Accumulated net realized loss on investments	(198,109)
Net unrealized appreciation of investments	2,770
Total net assets	$18,273,879

Δ	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of February 29, 2008.

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FSA — Insured by Financial Security Assurance
LOC — Letter of Credit
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Statements of net assets
Delaware Tax-Free New York Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free New York Fund
Net asset value Class A (A)	$10.07
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.54

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statements of operations

Six Months Ended February 29, 2008 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$3,472,014	$2,436,100	$6,660,010

Expenses:
Management fees	357,330	266,529	717,847
Distribution expenses – Class A	154,358	93,418	308,014
Distribution expenses – Class B	58,734	43,577	24,499
Distribution expenses – Class C	39,235	67,897	50,563
Dividend disbursing and transfer agent
fees and expenses	30,815	21,268	66,287
Accounting and administration expenses	28,579	19,379	52,194
Legal fees	18,208	15,132	26,249
Registration fees	9,938	10,263	4,080
Audit and tax	8,379	6,751	12,171
Reports and statements to shareholders	6,507	2,656	12,531
Trustees’ fees	3,466	2,353	6,330
Pricing fees	2,109	2,273	2,612
Custodian fees	2,082	2,231	3,313
Insurance fees	1,911	1,246	3,554
Consulting fees	1,344	941	2,409
Trustees’ expenses	607	417	1,140
Dues and services	286	209	581
Taxes (other than taxes on income)	69	77	202
	723,957	556,617	1,294,576
Less expenses absorbed or waived	(112,280)	(44,819)	(20,040)
Total operating expenses	611,677	511,798	1,274,536
Net Investment Income	2,860,337	1,924,302	5,385,474

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on investments	61,078	(411,624)	(49,962)
Net change in unrealized appreciation/
depreciation of investments	(5,688,825)	(4,570,549)	(7,390,517)
Net Realized and Unrealized Loss
on Investments	(5,627,747)	(4,982,173)	(7,440,479)

Net Decrease in Net Assets
Resulting from Operations	$(2,767,410)	$(3,057,871)	$(2,055,005)

See accompanying notes

Statements of operations
Six Months Ended February 29, 2008 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$2,053,585	$456,321

Expenses:
Management fees	240,308	52,129
Distribution expenses – Class A	88,233	18,486
Distribution expenses – Class B	28,392	10,082
Distribution expenses – Class C	56,108	10,887
Dividend disbursing and transfer agent
fees and expenses	21,066	7,141
Accounting and administration expenses	17,473	3,790
Legal fees	12,648	3,269
Audit and tax	6,222	5,423
Reports and statements to shareholders	4,055	1,078
Pricing fees	2,738	2,472
Trustees’ fees	2,120	460
Registration fees	1,835	4,330
Insurance fees	1,222	262
Custodian fees	1,177	70
Consulting fees	893	177
Trustees’ expenses	378	82
Dues and services	233	35
Taxes (other than taxes on income)	—	4
	485,101	120,177
Less expenses absorbed or waived	(48,916)	(23,557)
Less expense paid indirectly	(63)	(27)
Total operating expenses	436,122	96,593
Net Investment Income	1,617,463	359,728

Net Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain (loss) on investments	83,789	(32,681)
Net change in unrealized appreciation/depreciation of
investments	(2,508,186)	(382,406)
Net Realized and Unrealized Loss
on Investments	(2,424,397)	(415,087)

Net Decrease in Net Assets
Resulting from Operations	$(806,934)	$(55,359)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,860,337	$6,056,280
Net realized gain on investments	61,078	490,852
Net change in unrealized
appreciation/depreciation of investments	(5,688,825)	(4,262,046)
Net increase (decrease) in net assets resulting
from operations	(2,767,410)	2,285,086

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,532,489)	(5,301,244)
Class B	(196,740)	(493,503)
Class C	(131,083)	(261,558)
	(2,860,312)	(6,056,305)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,218,048	14,817,310
Class B	112	42,624
Class C	984,662	1,326,619

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,254,297	2,683,432
Class B	103,021	254,872
Class C	81,883	151,832
	8,642,023	19,276,689

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(10,589,487)	$(20,096,086)
Class B	(1,623,946)	(3,954,487)
Class C	(622,033)	(1,800,542)
	(12,835,466)	(25,851,115)
Decrease in net assets derived from
capital share transactions	(4,193,443)	(6,574,426)
Net Decrease in Net Assets	(9,821,165)	(10,345,645)

Net Assets:
Beginning of period	145,652,202	155,997,847
End of period[1]	$135,831,037	$145,652,202

[1]Including distributions in excess of
net investment income	$—	$(25)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free California Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,924,302	$4,052,743
Net realized loss on investments	(411,624)	(115,067)
Net change in unrealized
appreciation/depreciation of investments	(4,570,549)	(3,513,338)
Net increase (decrease) in net assets resulting
from operations	(3,057,871)	424,338

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,547,489)	(3,215,450)
Class B	(147,030)	(394,961)
Class C	(229,783)	(442,332)
	(1,924,302)	(4,052,743)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,593,071	22,710,407
Class B	39,768	156,402
Class C	2,275,359	3,562,422

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	903,819	1,801,612
Class B	103,301	248,614
Class C	173,469	301,848
	11,088,787	28,781,305

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,436,203)	$(21,163,745)
Class B	(1,466,114)	(5,609,946)
Class C	(1,834,683)	(2,686,047)
	(15,737,000)	(29,459,738)
Decrease in net assets derived from
capital share transactions	(4,648,213)	(678,433)
Net Decrease in Net Assets	(9,630,386)	(4,306,838)

Net Assets:
Beginning of period	99,373,791	103,680,629
End of period[1]	$89,743,405	$99,373,791

[1]Including undistributed
net investment income	$1,300	$1,300

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,385,474	$11,447,349
Net realized gain (loss) on investments	(49,962)	1,009,130
Net change in unrealized
appreciation/depreciation of investments	(7,390,517)	(8,914,311)
Net increase (decrease) in net assets resulting
from operations	(2,055,005)	3,542,168

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,157,193)	(10,862,047)
Class B	(84,156)	(226,901)
Class C	(173,272)	(350,030)
	(5,414,621)	(11,438,978)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,415,270	12,562,366
Class B	—	21,748
Class C	227,248	1,895,269

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,276,693	6,872,419
Class B	40,822	123,164
Class C	120,857	249,264
	9,080,890	21,724,230

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(15,480,077)	$(24,077,528)
Class B	(759,130)	(2,883,605)
Class C	(722,648)	(1,658,066)
	(16,961,855)	(28,619,199)
Decrease in net assets derived from
capital share transactions	(7,880,965)	(6,894,969)
Net Decrease in Net Assets	(15,350,591)	(14,791,779)

Net Assets:
Beginning of period	262,172,805	276,964,584
End of period[1]	$246,822,214	$262,172,805

[1]Including undistributed (distributions in excess of)
net investment income	$1,649	$(46)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,617,463	$3,152,236
Net realized gain on investments	83,789	16,031
Net change in unrealized
appreciation/depreciation of investments	(2,508,186)	(1,398,888)
Net increase (decrease) in net assets resulting
from operations	(806,934)	1,769,379

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,354,731)	(2,530,731)
Class B	(87,914)	(228,879)
Class C	(173,475)	(389,967)
	(1,616,120)	(3,149,577)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,804,455	14,990,872
Class B	—	572,489
Class C	743,074	887,588

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	883,046	1,630,892
Class B	59,734	138,424
Class C	106,957	241,640
	4,597,266	18,461,905

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(3,924,856)	$(8,413,693)
Class B	(591,444)	(2,488,934)
Class C	(1,126,359)	(2,840,485)
	(5,642,659)	(13,743,112)
Increase (decrease) in net assets derived from
capital share transactions	(1,045,393)	4,718,793
Net Increase (Decrease) in Net Assets	(3,468,447)	3,338,595

Net Assets:
Beginning of period	87,468,629	84,130,034
End of period[1]	$84,000,182	$87,468,629

[1]Including distributions in excess of
net investment income	$(11,301)	$(11,253)

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$359,728	$743,181
Net realized gain (loss) on investments	(32,681)	62,452
Net change in unrealized
appreciation/depreciation of investments	(382,406)	(521,401)
Net increase (decrease) in net assets resulting
from operations	(55,359)	284,232

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(293,200)	(590,536)
Class B	(32,537)	(85,737)
Class C	(35,088)	(66,908)
	(360,825)	(743,181)

Capital Share Transactions:
Proceeds from shares sold:
Class A	655,974	2,521,809
Class B	15,685	33,616
Class C	397,848	494,335

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	172,246	415,794
Class B	17,347	35,753
Class C	14,422	26,806
	1,273,522	3,528,113

	Six Months	Year
	Ended	Ended
	2/29/08	8/31/07
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(847,423)	$(1,282,643)
Class B	(504,121)	(712,045)
Class C	(343,958)	(407,314)
	(1,695,502)	(2,402,002)
Increase (decrease) in net assets derived from
capital share transactions	(421,980)	1,126,111
Net Increase (Decrease) in Net Assets	(838,164)	667,162

Net Assets:
Beginning of period	19,112,043	18,444,881
End of period[1]	$18,273,879	$19,112,043

[1]Including distributions in excess of
net investment income	$(1,752)	$(655)

See accompanying notes

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.070	$11.350	$11.560	$11.410	$11.160	$11.530

0.228	0.465	0.467	0.468	0.469	0.502
(0.450)	(0.280)	(0.210)	0.174	0.308	(0.253)
(0.222)	0.185	0.257	0.642	0.777	0.249

(0.228)	(0.465)	(0.467)	(0.468)	(0.469)	(0.502)
—	—	—	(0.024)	(0.058)	(0.117)
(0.228)	(0.465)	(0.467)	(0.492)	(0.527)	(0.619)

$10.620	$11.070	$11.350	$11.560	$11.410	$11.160

(2.08% )	1.63%	2.31%	5.74%	7.09%	2.17%

$117,641	$125,636	$131,468	$134,874	$122,436	$129,683
0.75%	0.76%	0.76%	0.80%	0.90%	0.86%

0.91%	0.91%	0.91%	0.91%	0.90%	0.91%
4.11%	4.11%	4.12%	4.07%	4.14%	4.37%

3.95%	3.96%	3.97%	3.96%	4.14%	4.32%
35%	9%	8%	3%	19%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.070	$11.360	$11.570	$11.420	$11.170	$11.540

0.187	0.380	0.382	0.382	0.384	0.416
(0.440)	(0.290)	(0.210)	0.174	0.308	(0.253)
(0.253)	0.090	0.172	0.556	0.692	0.163

(0.187)	(0.380)	(0.382)	(0.382)	(0.384)	(0.416)
—	—	—	(0.024)	(0.058)	(0.117)
(0.187)	(0.380)	(0.382)	(0.406)	(0.442)	(0.533)

$10.630	$11.070	$11.360	$11.570	$11.420	$11.170

(2.36% )	0.78%	1.54%	4.95%	6.28%	1.41%

$10,462	$12,407	$16,413	$19,005	$13,355	$14,666
1.50%	1.51%	1.51%	1.55%	1.65%	1.61%

1.66%	1.66%	1.66%	1.66%	1.65%	1.66%
3.36%	3.36%	3.37%	3.32%	3.39%	3.62%

3.20%	3.21%	3.22%	3.21%	3.39%	3.57%
35%	9%	8%	3%	19%	29%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.090	$11.380	$11.580	$11.430	$11.180	$11.550

0.186	0.380	0.381	0.382	0.384	0.415
(0.440)	(0.290)	(0.200)	0.174	0.308	(0.253)
(0.254)	0.090	0.181	0.556	0.692	0.162

(0.186)	(0.380)	(0.381)	(0.382)	(0.384)	(0.415)
—	—	—	(0.024)	(0.058)	(0.117)
(0.186)	(0.380)	(0.381)	(0.406)	(0.442)	(0.532)

$10.650	$11.090	$11.380	$11.580	$11.430	$11.180

(2.35% )	0.77%	1.63%	4.94%	6.27%	1.40%

$7,728	$7,609	$8,117	$8,591	$6,651	$8,544
1.50%	1.51%	1.51%	1.55%	1.65%	1.61%

1.66%	1.66%	1.66%	1.66%	1.65%	1.66%
3.36%	3.36%	3.37%	3.32%	3.39%	3.62%

3.20%	3.21%	3.22%	3.21%	3.39%	3.57%
35%	9%	8%	3%	19%	29%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.010	$11.400	$11.490	$11.110	$10.750	$11.010

0.229	0.454	0.450	0.462	0.518	0.537
(0.570)	(0.390)	(0.090)	0.380	0.360	(0.260)
(0.341)	0.064	0.360	0.842	0.878	0.277

(0.229)	(0.454)	(0.450)	(0.462)	(0.518)	(0.537)
(0.229)	(0.454)	(0.450)	(0.462)	(0.518)	(0.537)

$10.440	$11.010	$11.400	$11.490	$11.110	$10.750

(3.19% )	0.51%	3.24%	7.72%	8.34%	2.51%

$68,777	$76,537	$75,995	$60,744	$24,797	$22,169
0.88%	0.89%	0.88%	0.84%	0.50%	0.50%

0.98%	0.97%	0.97%	1.06%	0.96%	0.93%
4.16%	3.98%	3.97%	4.03%	4.72%	4.84%

4.06%	3.90%	3.88%	3.81%	4.26%	4.41%
42%	21%	14%	11%	48%	56%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.060	$11.440	$11.530	$11.160	$10.790	$11.050

0.187	0.368	0.365	0.377	0.436	0.453
(0.580)	(0.380)	(0.090)	0.370	0.370	(0.260)
(0.393)	(0.012)	0.275	0.747	0.806	0.193

(0.187)	(0.368)	(0.365)	(0.377)	(0.436)	(0.453)
(0.187)	(0.368)	(0.365)	(0.377)	(0.436)	(0.453)

$10.480	$11.060	$11.440	$11.530	$11.160	$10.790

(3.63% )	(0.15% )	2.46%	6.80%	7.60%	1.73%

$7,647	$9,384	$14,918	$18,254	$14,530	$16,165
1.63%	1.64%	1.63%	1.59%	1.25%	1.25%

1.73%	1.72%	1.72%	1.81%	1.71%	1.68%
3.41%	3.23%	3.22%	3.28%	3.97%	4.09%

3.31%	3.15%	3.13%	3.06%	3.51%	3.66%
42%	21%	14%	11%	48%	56%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.030	$11.420	$11.500	$11.130	$10.760	$11.020

0.187	0.368	0.365	0.377	0.436	0.454
(0.570)	(0.390)	(0.080)	0.370	0.370	(0.260)
(0.383)	(0.022)	0.285	0.747	0.806	0.194

(0.187)	(0.368)	(0.365)	(0.377)	(0.436)	(0.454)
(0.187)	(0.368)	(0.365)	(0.377)	(0.436)	(0.454)

$10.460	$11.030	$11.420	$11.500	$11.130	$10.760

(3.55% )	(0.24% )	2.56%	6.81%	7.62%	1.74%

$13,319	$13,453	$12,768	$9,756	$5,595	$7,013
1.63%	1.64%	1.63%	1.59%	1.25%	1.25%

1.73%	1.72%	1.72%	1.81%	1.71%	1.68%
3.41%	3.23%	3.22%	3.28%	3.97%	4.09%

3.31%	3.15%	3.13%	3.06%	3.51%	3.66%
42%	21%	14%	11%	48%	56%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.730	$11.040	$11.200	$11.070	$10.830	$11.080

0.227	0.464	0.488	0.495	0.510	0.527
(0.319)	(0.310)	(0.160)	0.130	0.240	(0.250)
(0.092)	0.154	0.328	0.625	0.750	0.277

(0.228)	(0.464)	(0.488)	(0.495)	(0.510)	(0.527)
(0.228)	(0.464)	(0.488)	(0.495)	(0.510)	(0.527)

$10.410	$10.730	$11.040	$11.200	$11.070	$10.830

(0.94% )	1.38%	3.03%	5.78%	7.04%	2.52%

$232,851	$246,695	$258,773	$270,149	$276,534	$299,528
0.93%	0.94%	0.93%	0.94%	0.95%	0.99%

0.95%	0.96%	0.94%	0.94%	0.95%	0.99%
4.18%	4.22%	4.43%	4.46%	4.63%	4.76%

4.16%	4.20%	4.42%	4.46%	4.63%	4.76%
16%	12%	8%	8%	13%	30%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.730	$11.050	$11.200	$11.080	$10.830	$11.090

0.186	0.382	0.405	0.412	0.427	0.444
(0.319)	(0.320)	(0.150)	0.120	0.250	(0.260)
(0.133)	0.062	0.255	0.532	0.677	0.184

(0.187)	(0.382)	(0.405)	(0.412)	(0.427)	(0.444)
(0.187)	(0.382)	(0.405)	(0.412)	(0.427)	(0.444)

$10.410	$10.730	$11.050	$11.200	$11.080	$10.830

(1.30% )	0.53%	2.35%	4.89%	6.34%	1.66%

$4,479	$5,326	$8,221	$10,370	$12,411	$13,108
1.68%	1.69%	1.68%	1.69%	1.70%	1.74%

1.70%	1.71%	1.69%	1.69%	1.70%	1.74%
3.43%	3.47%	3.68%	3.71%	3.88%	4.01%

3.41%	3.45%	3.67%	3.71%	3.88%	4.01%
16%	12%	8%	8%	13%	30%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.750	$11.070	$11.220	$11.090	$10.850	$11.100

0.186	0.382	0.405	0.413	0.427	0.444
(0.319)	(0.320)	(0.150)	0.130	0.240	(0.250)
(0.133)	0.062	0.255	0.543	0.667	0.194

(0.187)	(0.382)	(0.405)	(0.413)	(0.427)	(0.444)
(0.187)	(0.382)	(0.405)	(0.413)	(0.427)	(0.444)

$10.430	$10.750	$11.070	$11.220	$11.090	$10.850

(1.31% )	0.53%	2.34%	4.99%	6.23%	1.74%

$9,492	$10,152	$9,971	$9,170	$9,579	$8,606
1.68%	1.69%	1.68%	1.69%	1.70%	1.74%

1.70%	1.71%	1.69%	1.69%	1.70%	1.74%
3.43%	3.47%	3.68%	3.71%	3.88%	4.01%

3.41%	3.45%	3.67%	3.71%	3.88%	4.01%
16%	12%	8%	8%	13%	30%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.260	$11.450	$11.630	$11.490	$11.140	$11.320

0.218	0.448	0.449	0.452	0.478	0.497
(0.310)	(0.190)	(0.180)	0.140	0.353	(0.181)
(0.092)	0.258	0.269	0.592	0.831	0.316

(0.218)	(0.448)	(0.449)	(0.452)	(0.481)	(0.496)
(0.218)	(0.448)	(0.449)	(0.452)	(0.481)	(0.496)

$10.950	$11.260	$11.450	$11.630	$11.490	$11.140

(0.96% )	2.27%	2.40%	5.25%	7.58%	2.81%

$67,741	$69,931	$62,808	$60,554	$55,572	$51,682
0.85%	0.86%	0.85%	0.87%	0.97%	0.93%

0.96%	0.98%	0.98%	0.98%	0.97%	1.00%
3.86%	3.92%	3.95%	3.92%	4.21%	4.36%

3.75%	3.80%	3.82%	3.81%	4.21%	4.29%
16%	8%	15%	27%	13%	18%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.240	$11.430	$11.610	$11.480	$11.130	$11.310

0.176	0.363	0.364	0.366	0.393	0.412
(0.310)	(0.190)	(0.180)	0.130	0.353	(0.181)
(0.134)	0.173	0.184	0.496	0.746	0.231

(0.176)	(0.363)	(0.364)	(0.366)	(0.396)	(0.411)
(0.176)	(0.363)	(0.364)	(0.366)	(0.396)	(0.411)

$10.930	$11.240	$11.430	$11.610	$11.480	$11.130

(1.33% )	1.51%	1.64%	4.39%	6.79%	2.05%

$5,323	$6,003	$7,892	$10,911	$13,044	$16,801
1.60%	1.61%	1.60%	1.62%	1.72%	1.68%

1.71%	1.73%	1.73%	1.73%	1.72%	1.75%
3.11%	3.17%	3.20%	3.17%	3.46%	3.61%

3.00%	3.05%	3.07%	3.06%	3.46%	3.54%
16%	8%	15%	27%	13%	18%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$11.250	$11.440	$11.630	$11.490	$11.130	$11.310

0.176	0.363	0.364	0.366	0.393	0.413
(0.310)	(0.190)	(0.190)	0.140	0.362	(0.181)
(0.134)	0.173	0.174	0.506	0.755	0.232

(0.176)	(0.363)	(0.364)	(0.366)	(0.395)	(0.412)
(0.176)	(0.363)	(0.364)	(0.366)	(0.395)	(0.412)

$10.940	$11.250	$11.440	$11.630	$11.490	$11.130

(1.24% )	1.51%	1.56%	4.47%	6.87%	2.05%

$10,936	$11,535	$13,430	$15,678	$15,041	$16,296
1.60%	1.61%	1.60%	1.62%	1.72%	1.68%

1.71%	1.73%	1.73%	1.73%	1.72%	1.75%
3.11%	3.17%	3.20%	3.17%	3.46%	3.61%

3.00%	3.05%	3.07%	3.06%	3.46%	3.54%
16%	8%	15%	27%	13%	18%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2003, including fees paid indirectly in accordance with the Securities and Exchange Commission rules were 0.51%.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.300	$10.550	$10.700	$10.470	$10.220	$10.340

0.205	0.435	0.449	0.453	0.479	0.484
(0.229)	(0.250)	(0.150)	0.230	0.250	(0.120)
(0.024)	0.185	0.299	0.683	0.729	0.364

(0.206)	(0.435)	(0.449)	(0.453)	(0.479)	(0.484)
(0.206)	(0.435)	(0.449)	(0.453)	(0.479)	(0.484)

$10.070	$10.300	$10.550	$10.700	$10.470	$10.220

(0.28% )	1.75%	2.90%	6.65%	7.26%	3.56%

$14,459	$14,817	$13,519	$13,153	$11,523	$11,436
0.85%	0.79%	0.65%	0.66%	0.50%	0.50% [3]

1.10%	1.10%	1.09%	1.12%	1.02%	1.05%
3.97%	4.13%	4.28%	4.29%	4.60%	4.65%

3.72%	3.82%	3.84%	3.83%	4.08%	4.10%
46%	14%	20%	13%	26%	64%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2003, including fees paid indirectly in accordance with the Securities and Exchange Commission rules were 1.26%.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.280	$10.530	$10.670	$10.450	$10.200	$10.330

0.166	0.357	0.370	0.374	0.401	0.406
(0.239)	(0.250)	(0.140)	0.220	0.250	(0.130)
(0.073)	0.107	0.230	0.594	0.651	0.276

(0.167)	(0.357)	(0.370)	(0.374)	(0.401)	(0.406)
(0.167)	(0.357)	(0.370)	(0.374)	(0.401)	(0.406)

$10.040	$10.280	$10.530	$10.670	$10.450	$10.200

(0.75% )	0.99%	2.23%	5.77%	6.47%	2.69%

$1,665	$2,164	$2,858	$3,023	$2,858	$3,238
1.60%	1.54%	1.40%	1.41%	1.25%	1.25% [3]

1.85%	1.85%	1.84%	1.87%	1.77%	1.80%
3.22%	3.38%	3.53%	3.54%	3.85%	3.90%

2.97%	3.07%	3.09%	3.08%	3.33%	3.35%
46%	14%	20%	13%	26%	64%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover
1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
3 Ratio for the year ended August 31, 2003, including fees paid indirectly in accordance with the Securities and Exchange Commission rules were 1.26%.

See accompanying notes

Six Months Ended	Year Ended
2/29/08[1]	8/31/07	8/31/06	8/31/05	8/31/04	8/31/03
(Unaudited)
$10.280	$10.530	$10.670	$10.450	$10.200	$10.320

0.166	0.357	0.370	0.376	0.401	0.406
(0.239)	(0.250)	(0.140)	0.220	0.250	(0.120)
(0.073)	0.107	0.230	0.596	0.651	0.286

(0.167)	(0.357)	(0.370)	(0.376)	(0.401)	(0.406)
(0.167)	(0.357)	(0.370)	(0.376)	(0.401)	(0.406)

$10.040	$10.280	$10.530	$10.670	$10.450	$10.200

(0.75% )	0.99%	2.23%	5.80%	6.47%	2.79%

$2,150	$2,131	$2,068	$886	$2,329	$2,828
1.60%	1.54%	1.40%	1.41%	1.25%	1.25% [3]

1.85%	1.85%	1.84%	1.87%	1.77%	1.80%
3.22%	3.38%	3.53%	3.54%	3.85%	3.90%

2.97%	3.07%	3.09%	3.08%	3.33%	3.35%
46%	14%	20%	13%	26%	64%

Notes to financial statements
Delaware Multi-state Funds	February 29, 2008 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a Fund, or, collectively, the Funds). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of the Funds is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition

1. Significant Accounting Policies (continued)

of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective February 29, 2008, each Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Notes to financial statements
Delaware Multi-state Funds

1. Significant Accounting Policies (continued)

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”), do not exceed specified percentages of average daily net assets as shown below. For purposes of these waivers and reimbursements, non-routine expenses may also involve such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board of Trustees and DMC.

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Operating expense
limitation as a
percentage of average
daily net assets
(per annum)	0.50%	0.63%	0.68%	0.60%	0.60%
Expiration date	12/31/08	12/31/08	12/31/08	12/31/08	12/31/08

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments®

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to each Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended February 29, 2008, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$7,774	$5,300	$14,133	$4,716	$1,027

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 29, 2008, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Investment management
fee payable to DMC	$37,419	$35,754	$109,867	$30,694	$4,504
Dividend disbursing,
transfer agent fees
and other expenses
payable to DSC	5,562	3,896	11,782	3,675	1,264
Distribution fees
payable to DDLP	39,285	31,929	59,587	27,311	6,086
Other expenses payable
to DMC and affiliates*	13,318	8,301	22,435	7,705	2,121

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

Notes to financial statements
Delaware Multi-state Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 29, 2008, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
	$5,065	$3,428	$9,256	$3,101	$673

For the six months ended February 29, 2008, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
	$8,181	$5,232	$13,719	$5,997	$1,063

For the six months ended February 29, 2008, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$ 563	$17,262	$ —	$ —	$ —
Class B	6,632	3,904	735	504	19
Class C	999	—	—	500	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by each Fund.

3. Investments

For the six months ended February 29, 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$23,942,932	$19,346,030	$19,953,822	$6,953,444	$4,322,113
Sales	29,325,590	24,093,237	31,598,630	6,690,255	4,204,410

3. Investments (continued)

At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$136,485,417	$90,750,366	$239,861,838	$83,053,623	$17,968,126
Aggregate
unrealized
appeciation	$2,830,569	$1,595,912	$8,632,713	$1,340,505	$458,846
Aggregate
unrealized
depreciation	(5,203,380)	(5,150,645)	(9,206,862)	(2,767,650)	(456,076)
Net unrealized
appreciation
(depreciation)	$(2,372,811)	$(3,554,733)	$(574,149)	$(1,427,145)	$2,770

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 29, 2008 and the year ended August 31, 2007 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Six Months Ended 2/29/08*
Tax-exempt
income	$2,860,312	$1,924,302	$5,387,477	$1,616,120	$360,825
Ordinary income	—	—	27,144	—	—
Total	$2,860,312	$1,924,302	$5,414,621	$1,616,120	$360,825

Year Ended 8/31/07
Tax-exempt
income	$6,056,305	$4,052,743	$11,438,978	$3,149,577	$743,181

*Tax information for the period ended February 29, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Multi-state Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 29, 2008, the estimated components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of beneficial
interest	$140,397,883	$94,575,736	$255,312,421	$85,773,213	$18,470,970
Distributions
payable	(106,273)	(72,054)	(204,099)	(62,734)	(13,953)
Undistributed
tax-exempt
income	106,273	73,354	205,748	51,433	12,201
Realized gains
(losses) (9/1/07 –
2/29/08)	193,914	(221,655)	(40,554)	73,639	(14,929)
Post-October
losses	(132,836)	(388,963)	—	(9,487)	(17,752)
Capital loss
carryforwards as
of 8/31/07	(2,255,113)*	(668,280)	(7,877,153)	(398,737)	(165,428)
Unrealized appreciation
(depreciation) of
investments	(2,372,811)	(3,554,733)	(574,149)	(1,427,145)	2,770
Net assets	$135,831,037	$89,743,405	$246,822,214	$84,000,182	$18,273,879

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to a Fund merger in 2005.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through February 29, 2008 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 29, 2008, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

5. Components of Net Assets on a Tax Basis (continued)

	Delaware	Delaware
	Tax-Free	Tax-Free
	Colorado Fund	Idaho Fund
Undistributed (distributions in excess of) net
investment income	$30,842	$(1,391)
Accumulated net realized gain (loss)	(30,842)	1,391

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2007 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2008	$494,969	$—	$—	$—	$—
2009	—	662,241	1,044,895	151,477	165,428
2010	—	—	—	166,949	—
2011	78,759	6,039	—	—	—
2012	1,681,385	—	4,571,043	—	—
2013	—	—	57,695	—	—
2014	—	—	2,203,520	23,435	—
2015	—	—	—	56,876	—
Total	$2,255,113	$668,280	$7,877,153	$398,737	$165,428

For the six months ended February 29, 2008, the Funds had capital gains (losses) which may reduce (increase) the capital loss carryforwards as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$193,914	$(221,655)	$(40,554)	$73,639	$(14,929)

Notes to financial statements
Delaware Multi-state Funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/29/08	8/31/07	2/29/08	8/31/07	2/29/08	8/31/07
Shares sold:
Class A	556,771	1,310,222	684,868	1,994,358	498,435	1,137,342
Class B	10	3,752	3,593	13,600	—	1,966
Class C	88,175	117,465	204,468	311,172	20,940	171,332

Shares issued upon reinvestment of dividends and distributions:
Class A	112,390	237,386	81,671	158,530	301,558	624,637
Class B	9,224	22,522	9,298	21,767	3,755	11,169
Class C	7,318	13,407	15,662	26,532	11,097	22,616
	773,888	1,704,754	999,560	2,525,959	835,785	1,969,062

Shares repurchased:
Class A	(948,318)	(1,775,471)	(1,127,237)	(1,870,154)	(1,425,462)	(2,190,306)
Class B	(145,466)	(350,624)	(131,904)	(490,356)	(69,867)	(260,676)
Class C	(55,720)	(158,370)	(165,901)	(236,524)	(66,360)	(150,438)
	(1,149,504)	(2,284,465)	(1,425,042)	(2,597,034)	(1,561,689)	(2,601,420)
Net decrease	(375,616)	(579,711)	(425,482)	(71,075)	(725,904)	(632,358)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	2/29/08	8/31/07	2/29/08	8/31/07
Shares sold:
Class A	246,483	1,316,463	62,689	239,258
Class B	—	49,968	1,495	3,253
Class C	64,653	78,260	38,396	47,036

Shares issued upon reinvestment of dividends and distributions:
Class A	77,469	142,848	16,520	39,485
Class B	5,250	12,137	1,667	3,399
Class C	9,389	21,162	1,386	2,551
	403,244	1,620,838	122,153	334,982

Shares repurchased:
Class A	(344,088)	(736,545)	(81,276)	(121,595)
Class B	(51,972)	(218,716)	(47,933)	(67,503)
Class C	(99,042)	(248,413)	(33,088)	(38,590)
	(495,102)	(1,203,674)	(162,297)	(227,688)
Net increase (decrease)	(91,858)	417,164	(40,144)	107,294

6. Capital Shares (continued)

For the six months ended February 29, 2008 and the year ended August 31, 2007, the following shares and value were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/29/08			8/31/07
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	23,509	23,509	$262,598	90,057	90,103	$1,014,108
Delaware Tax-Free
California Fund	69,832	70,083	776,571	190,729	191,399	2,178,747
Delaware Tax-Free
Colorado Fund	55,515	55,565	603,024	100,172	100,189	1,109,632
Delaware Tax-Free
Idaho Fund	35,308	35,245	401,090	96,877	96,752	1,103,521
Delaware Tax-Free
New York Fund	9,667	9,640	100,392	16,346	16,311	172,008

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 29, 2008, or at any time during the period the ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified on the statements of net assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed

Notes to financial statements
Delaware Multi-state Funds

8. Credit and Market Risk (continued)

by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund and the Delaware Investments® Fund Profiles for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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       This page is not part of the semiannual report.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time, for assistance with any questions.

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This page is not part of the semiannual report.

SA-WEST [2/08] DG3 4/08 MF-08-03-024 PO 12796 (2928)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS II

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 5, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 5, 2008